Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2015 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(14.58%)
Past 5 years	3.26%
Past 10 years	5.47%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFT
Average Annual Return:
Past 1 year	(14.06%)
Past 5 years	3.05%
Past 10 years	5.36%